                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00933
                                   ---------

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------
Date of reporting period: December 31, 2006
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
CAPITAL
DEVELOPMENT
FUND

46th Annual Report
December 31, 2006

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Capital Development Fund increased 2.9% during the fourth quarter of 2006 compared to the unmanaged Standard and Poor's 500 Index which returned 6.7%. For the year just ended, CGM Capital Development Fund returned 6.3% and the unmanaged S&P 500 Index increased 15.8%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
2006 was another year of economic expansion with November marking the fifth anniversary of the start of the current growth cycle. The year took off with a bang with real Gross Domestic Product jumping by 5.6% (annualized) in the first quarter, but GDP growth slowed significantly to a 2.0% rate (annualized) by the third quarter. Two sectors were largely responsible for putting on the economic brakes: First, the American auto industry continues to lose market share and is increasingly forced to cut back in order to compete with foreign brands. Second, after four years of booming business and unsustainably spiraling prices, in our view, the homebuilding industry is feeling the pinch, curiously though, in spite of low unemployment and relatively low interest rates. Downturns in these two major industries notwithstanding, the US economy added 140,000 jobs per month in 2006 with the largest gains coming in the health and service sectors.

The Federal Reserve Board ratcheted up the Federal Funds rate from 1% in June of 2004 to 5.25% in June of 2006 in an attempt to slow the economy and ward off inflation. We believe the Fed's plan seems to be working since core inflation (ex food and energy) clocked in at a growth rate of 2.2% (annualized) over the past three months, down from 3.5% (annualized) in July. Four consecutive meetings of the Fed have come and gone since its last rate hike and the long term (ten-year) treasury yield has declined from 5.1% in June 2006 to 4.7% at year end. We are still experiencing the "inverted yield curve," we described in our last report and, though this state of affairs when short-term interest rates exceed long-term interest rates is often considered a harbinger of recession, we believe otherwise. Vital signs, most notably the strength of employment numbers, a recovery in Consumer Confidence and the fact that weakness in the housing industry hasn't spread to other businesses, in our opinion, point to continued growth at a modest rate.

From January 3, 2006 until early May of 2006, the US equity market as measured by the S&P 500 Index rose 6% from 1,248 to 1,325. The S&P dropped 7.5% to 1,225 in mid-June and then, gradually climbed 16% exclusive of dividends over the remaining months to 1,418 at year end. Given year-end profit levels, the S&P 500 Index was priced about 16 times earnings of the Index at the end of 2006, which seems to us quite reasonable in light of current inflation and long term interest rates.

PORTFOLIO STRATEGY
CGM Capital Development Fund remained fully invested throughout 2006, which reflected our belief in continued global economic growth.

We maintained a significant position in energy and related industries that reached 36.2% of portfolio net assets as of June 30, 2006 in anticipation of rising energy prices. The price of oil, which was $60 a barrel in January of 2006, rose to $78 per barrel in July, but fell abruptly to less than $60 at the end of September. The value of the portfolio's energy-related stocks declined significantly along with the cost of oil and the position was reduced to 4% of the portfolio at the end of September. As a consequence, CGM Capital Development Fund underperformed the unmanaged Standard and Poor's 500 Index by 12.9% for the third quarter which had a sizeable negative impact on total 2006 performance.

The Fund also invested in a variety of special situations during the year. Securities in an energy drink producer and Mexican homebuilder generated sizeable appreciation. At the other end of the scale, investments in securities of a convenience-store-operator and diet-foods-marketer were sold at considerable losses.

At the end of the year, CGM Capital Development Fund owned 23 stocks in a variety of industries. The Fund held important positions in the airline, housing and building materials and financial services industries on December 31 and the largest holdings were Desarrolladora Homex, S.A.B. de C.V. ADR, Sotheby's and LAN Airlines, S.A., ADR.

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President

              /s/ G. Kenneth Heebner

                  G. Kenneth Heebner
                  Portfolio Manager

January 3, 2007

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM CAPITAL DVELOPMENT FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

--------------------------------
  CGM CAPITAL DEVELOPMENT FUND
  Average Annual Total Returns
        through 12/31/06
--------------------------------
1 year     5 year    10 year
 6.3%      14.1%       7.5%
--------------------------------
     Past performance is no
  indication of future results
--------------------------------

                                                      Unmanaged
                                   CGM Capital         S&P 500
                                Development Fund        Index
                 ----------------------------------------------
                 Start               $10,000           $10,000
                 1997                 12,390            13,340
                 1998                 13,443            17,155
                 1999                 14,478            20,758
                 2000                 13,928            18,869
                 2001                 10,655            16,624
                 2002                  8,439            12,950
                 2003                 13,089            16,667
                 2004                 15,471            18,484
                 2005                 19,385            19,390
                 2006                 20,606            22,454

CGM CAPITAL DEVELOPMENT FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Capital Development Fund since 1976. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Capital Development Fund. In addition to CGM Capital Development Fund, Mr. Heebner currently manages CGM Mutual Fund, CGM Realty Fund and CGM Focus Fund.

-------------------------------------------------------------------------------
See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2006.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2006

                                                                   CGM CAPITAL
                                                                   DEVELOPMENT
                                                                       FUND
                                                                   -----------
10 Years .......................................................     +106.1%
 5 Years .......................................................     + 93.3
 1 Year ........................................................     +  6.3
 3 Months ......................................................     +  2.9

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                           CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2006

COMMON STOCKS -- 99.3% OF TOTAL NET ASSETS

                                                                                       SHARES         VALUE(a)
                                                                                       ------         --------
AIRLINES -- 11.6%
  Lan Airlines S.A. ADR (b) ....................................................        534,000     $ 29,311,260
  TAM S.A. ADR (b)(c) ..........................................................        780,000       23,407,800
                                                                                                    ------------
                                                                                                      52,719,060
                                                                                                    ------------
BEVERAGES AND TOBACCO -- 5.1%
  Hansen Natural Corporation (c) ...............................................        685,000       23,070,800
                                                                                                    ------------
BUSINESS SERVICES -- 5.2%
  Anixter International Inc. (c) ...............................................        434,800       23,609,640
                                                                                                    ------------
CHEMICALS - SPECIALTY -- 5.5%
  Albemarle Corporation ........................................................        345,000       24,771,000
                                                                                                    ------------
FINANCIAL SERVICES -- 8.8%
  Affiliated Managers Group, Inc. (c) ..........................................        230,000       24,179,900
  Eaton Vance Corp. ............................................................        470,000       15,514,700
                                                                                                    ------------
                                                                                                      39,694,600
                                                                                                    ------------
HOUSING AND BUILDING MATERIAL -- 9.6%
  Desarrolladora Homex, S.A.B. de C.V. ADR (b)(c) ..............................        740,000       43,711,800
                                                                                                    ------------
INSURANCE -- 2.6%
  RenaissanceRe Holdings Ltd. ..................................................        197,900       11,874,000
                                                                                                    ------------
LIGHT CAPITAL GOODS -- 5.3%
  The Middleby Corporation (c) .................................................        230,000       24,074,100
                                                                                                    ------------
MACHINERY -- 4.9%
  AGCO Corporation (c) .........................................................        725,000       22,431,500
                                                                                                    ------------
METALS AND MINING -- 5.0%
  RTI International Metals, Inc. (c) ...........................................        290,000       22,683,800
                                                                                                    ------------
MISCELLANEOUS -- 12.5%
  Corrections Corporation of America (c) .......................................        585,000       26,459,550
  Sotheby's ....................................................................        975,000       30,244,500
                                                                                                    ------------
                                                                                                      56,704,050
                                                                                                    ------------
OIL -- INDEPENDENT PRODUCTION - 4.0%
  Arena Resources, Inc. (c) ....................................................        220,000        9,396,200
  Whiting Petroleum Corporation (c) ............................................        185,000        8,621,000
                                                                                                    ------------
                                                                                                      18,017,200
                                                                                                    ------------
OIL SERVICE -- 7.3%
  Core Laboratories N.V. (c) ...................................................        266,100       21,554,100
  Helix Energy Solutions Group, Inc. (c) .......................................        200,000        6,274,000
  Hydril Company (c) ...........................................................         20,000        1,503,800
  Oil States International, Inc. (c) ...........................................        120,000        3,867,600
                                                                                                    ------------
                                                                                                      33,199,500
                                                                                                    ------------
RETAIL -- 6.7%
  The Gymboree Corporation (c) .................................................        480,000       18,316,800
  The Wet Seal, Inc. (c) .......................................................      1,780,000       11,872,600
                                                                                                    ------------
                                                                                                      30,189,400
                                                                                                    ------------
STEEL -- 5.2%
  Carpenter Technology Corporation .............................................        230,000       23,579,600
                                                                                                    ------------
TOTAL COMMON STOCKS (Identified Cost $411,610,083) .............................                     450,330,050
                                                                                                    ------------
                                                                                        FACE
                                                                                       AMOUNT
                                                                                       ------
SHORT-TERM INVESTMENT -- 1.0% OF TOTAL NET ASSETS
  American Express Credit Corporation, 5.26%, 01/02/07 (Cost $4,350,000) .......     $4,350,000        4,350,000
                                                                                                    ------------
TOTAL INVESTMENTS -- 100.3% (Identified Cost $415,960,083) .....................                     454,680,050
  Cash and receivables .........................................................                       5,061,861
  Liabilities ..................................................................                      (6,226,629)
                                                                                                    ------------
TOTAL NET ASSETS -- 100.0% .....................................................                    $453,515,282
                                                                                                    ============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.

                                 See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value
 (Identified cost $415,960,083) .................                  $454,680,050
Cash ............................................                         1,858
Receivable for:
  Securities sold ...............................    $4,995,113
  Shares of the Fund sold .......................           882
  Dividends and interest ........................        64,008       5,060,003
                                                     ----------    ------------
      Total assets ..............................                   459,741,911
                                                                   ------------
LIABILITIES
Payable for:
  Securities purchased ..........................     5,113,753
  Shares of the Fund redeemed ...................       622,003
  Distributions declared ........................            42       5,735,798
                                                     ----------
Accrued expenses:
  Management fees ...............................       390,833
  Trustees' fees ................................        11,855
  Accounting, Administration and Compliance
   expenses .....................................         7,051
  Transfer agent fees ...........................        22,890
  Other expenses ................................        58,202         490,831
                                                     ----------    ------------
      Total liabilities .......................................       6,226,629
                                                                   ------------
NET ASSETS ....................................................    $453,515,282
                                                                   ============
Net Assets consist of:
  Capital paid-in .............................................    $416,181,093
  Accumulated net realized loss on investments ................      (1,385,778)
  Net unrealized appreciation on investments ..................      38,719,967
                                                                   ------------
NET ASSETS ...................................................    $453,515,282
                                                                   ============

Shares of beneficial interest outstanding, no par value .......      17,382,241
                                                                   ============
Net asset value per share* ....................................          $26.09
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($453,515,282 / 17,382,241).

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2006

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $20,227) ................   $  1,922,917
  Interest .....................................................        260,008
                                                                   ------------
                                                                      2,182,925
                                                                   ------------
Expenses:
  Management fees ..............................................      4,753,467
  Trustees' fees ...............................................         55,473
  Accounting, Administration and Compliance expenses ...........         84,606
  Custodian fees and expenses ..................................        107,543
  Transfer agent fees ..........................................        137,302
  Audit and tax services .......................................         35,800
  Legal ........................................................         22,819
  Printing .....................................................         38,061
  Registration fees ............................................         26,622
  Miscellaneous expenses .......................................          2,530
                                                                   ------------
                                                                      5,264,223
                                                                   ------------
Net investment loss ............................................     (3,081,298)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gains on investments and foreign currency
   transactions  (including net realized loss of $840,836 on
   sales of investments in non-controlled affiliated issuers) ..     67,208,466
  Net unrealized depreciation ..................................    (34,882,718)
                                                                   ------------
  Net realized and unrealized gains on investments
   and foreign currency transactions ...........................     32,325,748
                                                                   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ...........................   $ 29,244,450
                                                                   ============

                See accompanying notes to financial statements.

                                             CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------
                                                                                           2006             2005
                                                                                       ------------     ------------
FROM OPERATIONS
  Net investment loss..............................................................    $ (3,081,298)    $ (2,270,485)
  Net realized gains from investments and foreign currency transactions ...........      67,208,466       92,382,493
  Unrealized appreciation (depreciation) ..........................................     (34,882,718)       8,106,228
                                                                                       ------------     ------------
    Change in net assets from operations ..........................................      29,244,450       98,218,236
                                                                                       ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net short-term realized capital gains on investments ............................     (51,867,597)     (57,886,555)
  Net long-term realized capital gains on investments .............................     (13,096,951)     (29,553,609)
                                                                                       ------------     ------------
                                                                                        (64,964,548)     (87,440,164)
                                                                                       ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ....................................................       3,675,833        2,803,858
  Net asset value of shares issued in connection with reinvestment of:
    Distributions from net short-term realized capital gains on investments .......      44,224,486       49,431,710
    Distributions from net long-term realized capital gains on investments ........      11,167,178       25,237,888
                                                                                       ------------     ------------
                                                                                         59,067,497       77,473,456
  Cost of shares redeemed .........................................................     (30,658,918)     (27,773,482)
                                                                                       ------------     ------------
  Change in net assets derived from capital share transactions ....................      28,408,579       49,699,974
                                                                                       ------------     ------------
  Total change in net assets ......................................................      (7,311,519)      60,478,046

NET ASSETS
  Beginning of period .............................................................     460,826,801      400,348,755
                                                                                       ------------     ------------
  End of period ...................................................................    $453,515,282     $460,826,801
                                                                                       ============     ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ......................................................         120,293           90,624
  Net asset value of shares issued in connection with reinvestment of:
    Distributions from net short-term realized capital gains on investments .......       1,681,551        1,729,591
    Distributions from net long-term realized capital gains on investments ........         424,614          883,061
                                                                                       ------------     ------------
                                                                                          2,226,458        2,703,276
  Redeemed ........................................................................      (1,006,308)        (894,776)
                                                                                       ------------     ------------
  Net change ......................................................................       1,220,150        1,808,500
                                                                                       ============     ============

                                   See accompanying notes to financial statements.

                                               CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                                  YEAR ENDED DECEMBER 31,
                                                                 --------------------------------------------------------
                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ................       $28.51      $27.89      $23.60       $15.22      $19.21
                                                                 -------     -------     -------      -------     -------
Net investment loss (a) ...................................        (0.19)      (0.16)      (0.01)       (0.10)      (0.12)
Net realized and unrealized gain (loss) on investments and
 foreign currency transactions ...........................          2.02        7.23        4.30         8.48       (3.87)
                                                                 -------     -------     -------      -------     -------
Total from investment operations ..........................         1.83        7.07        4.29         8.38       (3.99)
                                                                 -------     -------     -------      -------     -------
Distribution from net short-term realized gains ...........        (3.39)      (4.27)         --           --          --
Distribution from net long-term realized gains ............        (0.86)      (2.18)         --           --          --
                                                                 -------     -------     -------      -------     -------
Total distributions .......................................        (4.25)      (6.45)         --           --          --
                                                                 -------     -------     -------      -------     -------
Net increase (decrease) in net asset value ................        (2.42)       0.62        4.29         8.38       (3.99)
                                                                 -------     -------     -------      -------     -------
Net asset value at end of period ..........................       $26.09      $28.51      $27.89       $23.60      $15.22
                                                                 =======     =======     =======      =======     =======
Total Return (%) ..........................................          6.3        25.3        18.2         55.1       (20.8)

Ratios:
Operating expenses to average net assets (%) ..............         1.11        1.12        1.14         1.17        1.15
Net investment loss to average net assets (%) .............        (0.65)      (0.52)      (0.06)       (0.56)      (0.67)
Portfolio turnover (%) ....................................          300         211         263          305         209
Net assets at end of period (in thousands) ($).............      453,515     460,827     400,349      369,021     259,818

(a) Per share net investment loss has been calculated using the average shares outstanding during the period.

                                      See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Trust, there are four CGM Funds. The Fund commenced operations on August 14, 1961. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2006, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME           CAPITAL GAINS         APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ---------------------------
          $--                      $--                      $37,334,189

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2006 was as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        APPRECIATION
    ---------------     ----------------     ----------------     --------------
      $417,345,861         $47,543,072         $(10,208,883)        $37,334,189

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to foreign exchange gains/losses and netting net operating loss with net short-term gains. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2006, were as follows:

                                       LONG-TERM
              ORDINARY INCOME        CAPITAL GAINS            TOTAL
              ---------------        -------------            -----
                $51,867,597           $13,096,951          $64,964,548

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Capital Development Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Capital Development Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Capital Development Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2006, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,415,927,524 and $1,457,210,460, respectively. There were no purchases or sales of United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2006, the Fund incurred management fees of $4,753,467 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $84,606, for the period ended December 31, 2006, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $65,890 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2006, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee these functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2006:

                                 NUMBER OF         NUMBER OF     NUMBER OF        NUMBER OF
                                SHARES HELD         SHARES         SHARES        SHARES HELD        DIVIDEND       MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2005     PURCHASED        SOLD      DECEMBER 31, 2006      INCOME      DECEMBER 31, 2006
--------------               -----------------     ---------     ---------    -----------------     --------     -----------------
Hartmarx Corporation+*           2,098,800          100,000      2,198,800            0                $0           $         0
                                                                                                      ===           ===========
------------
+ Non-ncome producing security.
* Position in issuer liquidated during the preceding twelve months.

6. OTHER -- On July 13, 2006 the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for the first financial statement reporting period after June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements, if any, has not yet been determined.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CGM Capital Development Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Capital Development Fund (the "Fund") at December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2007

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
FUND EXPENSES
As a shareholder of CGM Capital Development Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

ACTUAL RETURN AND EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                              Beginning         Ending         Expenses Paid
                            Account Value    Account Value     During Period*
                               7/01/06         12/31/06      7/01/06 - 12/31/06
-------------------------------------------------------------------------------
Actual                        $1,000.00          $954.40            $5.47
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,019.61            $5.65
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                    CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                        DECEMBER 31, 1981 -- DECEMBER 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1981
-----------------------------------------------------------------------------------------------------------------------------------
                               -- AND HAD TAKEN ALL DIVIDENDS                     OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                                  AND DISTRIBUTIONS IN CASH                          GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                               During the Year
                                           You Would Have Received                                       Which Would Represent
                                      ---------------------------------                             -------------------------------
                                                                               The Value of                          A Cumulative
                       The Net                                                 Your Original                            Change
                     Asset Value        Per Share           Per Share           Investment               An           Expressed
    On                 of Your        Capital Gains          Income               At Each              Annual      As An Index With
 December           Shares Would      Distributions       Distributions          Year End           Total Return     December 31,
    31                Have Been            of                  of             Would Have Been            of          1981 = 100.0
-----------------------------------------------------------------------------------------------------------------------------------
   1981                $17.34                                                                                            100.0
   1982                 24.88            $ 2.88               $0.41               $ 31.02             +   78.9%          178.9
   1983                 25.21              2.50                0.47                 35.86             +   15.6           206.8
   1984                 17.28              6.15                0.11                 32.92             -    8.2           189.8
   1985                 25.02              --                  0.18                 48.13             +   46.2           277.5
   1986                 23.12              7.46                0.16                 61.80             +   28.4           356.3
   1987                 16.56             10.09                0.14                 71.63             +   15.9           413.0
   1988                 15.87              0.02                0.62                 71.42             -    0.3           411.8
   1989                 18.37              --                  0.34                 84.20             +   17.9           485.5
   1990                 18.53              --                  0.10                 85.38             +    1.4           492.3
   1991                 25.80             11.07*               0.06                169.99             +   99.1           980.2
   1992                 27.43              2.68*               0.20                199.74             +   17.5          1151.7
   1993                 27.71              7.51                0.07                257.07             +   28.7          1482.2
   1994                 20.58              0.71                0.07                198.20             -   22.9          1142.8
   1995                 27.33              1.68                0.02                279.66             +   41.1          1612.5
   1996                 29.08              5.87                0.07                358.24             +   28.1          2065.6
   1997                 26.96              9.08                --                  443.86             +   23.9          2559.3
   1998                 24.95              4.19                0.11                481.59             +    8.5          2776.8
   1999                 26.20              0.56                0.11                518.67             +    7.7          2990.6
   2000                 25.12              --                  0.10                498.96             -    3.8          2877.0
   2001                 19.21              --                  --                  381.70             -   23.5          2200.9
   2002                 15.22              --                  --                  302.31             -   20.8          1743.1
   2003                 23.60              --                  --                  468.88             +   55.1          2703.5
   2004                 27.89              --                  --                  554.22             +   18.2          3195.5
   2005                 28.51              6.45                --                  694.44             +   25.3          4004.0
   2006                 26.09              4.25                --                  738.19             +    6.3          4256.3
                                         ------               -----                                   --------
    Totals                               $83.15               $3.34                                   + 4156.3

-----------------------------------------------------------------------------------------------------------------------------------
*Includes $0.02 and $0.02 per share distributed from paid-in capital.
-----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2006

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2006, the Fund designated $13,179,033 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                     NUMBER OF
                                                                                                                   FUNDS IN THE
                                                                         PRINCIPAL OCCUPATION DURING                 CGM FUNDS
                                     POSITION HELD AND                         PAST 5 YEARS AND                       COMPLEX
NAME, ADDRESS AND AGE              LENGTH OF TIME SERVED                   OTHER DIRECTORSHIPS HELD                  OVERSEEN
---------------------              ---------------------                 ---------------------------               ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*              Trustee since 1993             Co-founder and Employee, CGM;                            4
  age 66                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  Trustee since 1990             Co-founder and Employee, CGM; Non-voting                 4
  age 74                                                        Owner, Kenbob, Inc. (general partner
                                                                of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                   Trustee since 1993             Counsel (formerly, Partner), Harter, Secrest             4
  age 66                                                        & Emery LLP (law firm); formerly Executive
                                                                Vice President and Chief Operating Officer,
                                                                The Glenmeade Trust Company (from 1990-1993);
                                                                formerly Senior Vice President, J.P.
                                                                Morgan Chase Bank (from 1981-1990);
                                                                Trustee, TT International U.S.A. Master and
                                                                Feeder Trusts (four mutual funds) from
                                                                2000-2005

Mark W. Holland                  Trustee since 2004             President, Wellesley Financial Advisors, LLC             4
  age 57                                                        (since 2003); formerly Vice President and
                                                                Chief Operating Officer, Fixed Income
                                                                Management, Loomis, Sayles & Company,
                                                                L.P.; formerly Director, Loomis, Sayles &
                                                                Company, L.P. (from 1999-2002)

James Van Dyke Quereau, Jr.      Trustee since 1993             Managing Partner and Director, Stratton                  4
  age 58                                                        Management Company (investment
                                                                management); Director and Vice President,
                                                                Semper Trust Co.

J. Baur Whittlesey               Trustee since 1990             Member, Ledgewood, P.C. (law firm)                       4
  age 60

OFFICERS
G. Kenneth Heebner*              Vice President since 1990      Co-founder and Employee, CGM;                            4
  age 66                                                        Controlling Owner,Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  President since 1990           Co-founder and Employee, CGM; Non-voting                 4
  age 74                                                        Owner, Kenbob, Inc. (general partner of CGM)

David C. Fietze*                 Chief Compliance Officer       Employee - Legal counsel, CGM; formerly                  4
  age 37                         since 2004                     counsel, Bartlett Hackett Feinberg, P.C.
  address:
  38 Newbury Street
  Boston, Massachusetts
  02116

Kathleen S. Haughton*            Vice President since 1992      Employee - Investor Services Division, CGM               4
  age 46                         and Anti-Money
  address:                       Laundering Compliance
  38 Newbury Street              Officer since 2002
  Boston, Massachusetts
  02116

Jem A. Hudgins*                  Treasurer since 2004           Employee - CGM                                           4
  age 43

Leslie A. Lake*                  Vice President and             Employee - Office Administrator, CGM                     4
  age 61                         Secretary since 1992

Martha I. Maguire*               Vice President since 1994      Employee - Funds Marketing, CGM                          4
  age 51

Mary L. Stone*                   Assistant Vice President       Employee - Portfolio Transactions, CGM                   4
  age 62                         since 1990

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

-------------------------------------------------------

TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
-------------------------------------------------------

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CAR 06                                                 Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Capital Development Fund has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2006. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2006.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

CGM Capital Development Fund's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Capital Development Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2005 - $28,900 and 2006 - $30,600.
        (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Capital Development Fund's financial statements and are not reported under paragraph (a) of this Item are the following: 2005 - $0 and 2006 - $0.
        (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2005 - $3,800 and 2006 - $4,100. The nature of the services comprising the fees disclosed under this category is tax compliance related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

        (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2005
                - $0 and 2006 - $0.

        (e) (1) The Trustees Committees of the Boards of Trustees of the Capital Development Fund and the CGM Trust (the "Trustees Committees") are required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Capital Development Fund and CGM Trust (together, the "Trusts") and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to
                (a) Capital Growth Management Limited Partnership ("CGM"), and
                (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trusts if the engagement relates directly to the operations and financial reporting of the Trusts. The Trustees Committees generally review each necessary pre-approval on a case by case basis. However, the Trustees Committees have authorized the President or Treasurer of each of the CGM Capital Development Fund and the CGM Trust, on behalf of its series (such series collectively with the Capital Development Fund, the "Funds"), to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2006, the close-out of the 2006 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

            (2) 0% of services described in each of paragraphs (b)through(d) of this Item were approved by the Trustees Committees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) Not applicable.

        (g) The aggregate non-audit fees billed by CGM Capital Development Fund's accountant for services rendered to (i) CGM Capital Development Fund, (ii) CGM, and (iii)any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Capital Development Fund for each of the last two fiscal years of the CGM Capital Development Fund are the following: 2005 - $3,800 and 2006 - $4,100.

        (h) There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to CGM Capital Development Fund that were not pre-approved pursuant to paragraph (c)(7)(ii) or Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2006, as set forth in 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Capital Development Fund's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Capital Development Fund does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Capital Development Fund's last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: February 26, 2007

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: February 26, 2007